Finance Income and Costs	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Finance Income and Costs

32.	Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Finance income
Interest income	￦	247,005	502,147	576,782
Dividend income		39,383	50,146	76,947
Gain on foreign currency transactions		2,284,126	1,660,713	1,419,887
Gain on foreign currency translations		703,627	292,581	1,187,507
Gain on derivatives transactions		840,265	333,197	437,999
Gain on valuations of derivatives		262,723	201,133	898,586
Gain on disposals of financial assets at fair value through profit of loss		256,016	203,795	164,556
Gain on valuations of financial assets at fair value through profit or loss		98,359	572,154	201,059
Gain on valuations of financial liabilities at fair value through profit or loss		85,790	—	239,120
Others		16,717	14,880	9,152

	￦	4,834,011	3,830,746	5,211,595

(in millions of Won)	2022		2023	2024
Finance costs
Interest expenses	￦	(607,458)	(1,001,290)	(1,051,511)
Loss on foreign currency transactions		(2,505,862)	(1,595,430)	(1,448,214)
Loss on foreign currency translations		(969,215)	(705,866)	(1,900,405)
Loss on derivatives transactions		(690,471)	(320,374)	(317,913)
Loss on valuations of derivatives		(193,127)	(77,459)	(108,625)
Loss on disposals of trade accounts and notes receivable		(64,244)	(84,649)	(82,615)
Loss on disposals of financial assets at fair value through profit or loss		(18,245)	(13,264)	(27,857)
Loss on valuations of financial assets at fair value through profit or loss		(698,136)	(51,270)	(80,515)
Loss on valuations of financial liabilities at fair value through profit or loss		—	(305,562)	—
Others		(57,708)	(47,832)	(63,080)

	￦	(5,804,466)	(4,202,996)	(5,080,735)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2022, 2023 and 2024 were ￦ 226,584 million, ￦ 502,147 million and ￦ 576,782 million respectively.